Schedule of bank loan (Details) (Parenthetical) - HKD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Line of credit facility	$ 8,000,000	$ 3,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility	$ 11,000,000
Line of credit facility, interest rate during period	1.50%